Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Income Statement [Abstract]
Revenues, net	$ 2,882,738	$ 1,400,139
Total Revenues	2,882,738	1,400,139
Cost of revenues	2,862,669	1,328,049
Total cost of revenues	2,862,669	1,328,049
Gross profit	20,069	72,090
Operating expenses
Selling and marketing expense	7,200	171	1,673,100
General and administrative expenses	1,344,606	1,342,142	2,790,753
Asset impairment and credit losses	8,685,734	42,041,954
Stock based Compensation (G&A)		12,355,200
Total Operating expenses	10,037,540	55,739,467	4,463,853
Loss from operations	(10,017,471)	(55,667,377)	(4,463,853)
Other income	23
Interest income	12	194	3,407
Interest expense	(107,322)	(107,323)	(312,752)
Loss on remeasurement of contract asset for digital currency receipt	(66,300)
Total other loss, net	(173,587)	(107,129)	(309,345)
Loss before income tax	(10,191,058)	(55,774,506)	(4,773,198)
Income tax
Net loss	(10,191,058)	(55,774,506)	(4,773,198)
Loss from discontinued operations		(3,358,417)	(4,615,350)
Net loss attributable to controlling interest	$ (10,191,058)	$ (59,132,923)	$ (9,388,548)
Weighted average shares outstanding
Basic (in Shares)	346,866	223,833	7,818
Diluted (in Shares)	346,866	223,833	7,818
Loss per share
Basic (in Dollars per share)	$ (29.38)	$ (264.18)	$ (1,200.89)
Diluted (in Dollars per share)	$ (29.38)	$ (264.18)	$ (1,200.89)
Other comprehensive loss:
Net loss	$ (10,191,058)	$ (59,132,923)	$ (9,388,548)
Foreign currency translation (loss) gain	(105,851)	605,499	(400,081)
Total comprehensive loss	$ (10,296,909)	$ (58,527,424)	$ (9,788,629)